Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2015
Earnings Per Share [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share
The computation of net income per share was as follows:

	2015	2014	2013
Numerator:
Net income attributable to common shareholders	$1,012,140	$1,041,048	$948,427
Denominator:
Basic - weighted-average common shares	142,925,327	149,099,448	149,218,257
Increase in weighted-average common shares from dilutive effect of stock-based awards	2,186,823	2,344,655	2,369,774
Diluted - weighted-average common shares, assuming exercise of stock-based awards	145,112,150	151,444,103	151,588,031
Basic earnings per share	$7.08	$6.98	$6.36
Diluted earnings per share	$6.97	$6.87	$6.26